Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable [Abstract]
Creditors	$ 1,099	$ 766
Brokers	1,936	1,796
Insurances	3	35
Professional and legal fees	680	679
Total accounts payable	$ 3,718	$ 3,276